Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Cash Equivalents, and Restricted Cash

The following is a reconciliation of cash and cash equivalents, and restricted cash reported to the consolidated statemen to the consolidated statements of cash flows (in thousands):

	As of December 31,
	2024	2023	2022
Cash and cash equivalents	$96,255	$102,512	$122,559
Restricted cash	3,487	3,962	947
Total cash and cash equivalents, and restricted cash	$99,742	$106,474	$123,506

Schedule of Useful Lives for Depreciable Assets	The useful lives for depreciable assets are as follows:
Buildings	20 – 39 years
Machinery and equipment	3 – 7 years
Computer and software	3 – 5 years
Leasehold improvements	Lesser of lease term or 10 years
Capitalized software	3 – 5 years
Furniture and fixtures	5– 7 years

Schedule of Concentration of Credit Risk and Significant Customers and Vendors
	Percentage of total purchases
	for year ended
	December 31,
	2024	2023	2022
Vendor A	12%	14%	12%
Vendor B	11%	13%	14%
Vendor C	8%	6%	14%
Vendor D	8%	9%	12%
	Percentage of accounts receivable
	as of December 31,
	2024	2023
Vendor A	17%	15%
Vendor B	14%	8%
Vendor C	3%	11%